Note 5 - Loans Receivable, Net - Loans Originated by State (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Loans receivable		$ 594,856	$ 594,798
Residential Portfolio Segment [Member]
Loans receivable		$ 110,698	$ 107,005
Percent of Total		100.00%	100.00%
Residential Portfolio Segment [Member] | IOWA
Loans receivable		$ 2,778	$ 3,605
Percent of Total		2.50%	3.40%
Residential Portfolio Segment [Member] | Minnesota [Member]
Loans receivable		$ 98,505	$ 90,345
Percent of Total		89.00%	84.40%
Residential Portfolio Segment [Member] | Missouri [Member]
Loans receivable		$ 0	$ 1,841
Percent of Total		0.00%	1.70%
Residential Portfolio Segment [Member] | WISCONSIN
Loans receivable		$ 8,105	$ 9,894
Percent of Total		7.30%	9.30%
Residential Portfolio Segment [Member] | Other States [Member]
Loans receivable	[1]	$ 1,310	$ 1,320
Percent of Total	[1]	1.20%	1.20%

[1]	Amounts under one million dollars in both years are included in "Other states".